FINANCE (INCOME)/COSTS - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
FINANCE (INCOME)/COSTS - NET [abstract]
Net foreign exchange gains/(loss)	¥ 1,044			¥ (7,304)	¥ 6,374
Bank charges	(1,674)			(2,866)	(3,823)
Finance (income)/costs-net	¥ (630)	$ (92)		¥ (10,170)	¥ 2,551

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .